Commitments and contingencies - Commitments to Taro (Details) - Acquired product rights - Taro - Keveyis $ in Millions	1 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) payment	Dec. 31, 2016 item	Dec. 31, 2016 USD ($)
Asset Purchase Agreement
Other Commitments
Number of installment payments		2	2
Installment payment	$ 7.5	$ 1.0
Potential milestone payments				$ 7.5
Supply Agreement
Other Commitments
Minimum amount of purchases obligated				$ 29.0
Purchase obligation period		6 years